Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 5,852	$ 7,899
Value added tax payable	67,360	2,440
Other taxes payable	176,088	38,373
Total taxes payable	$ 249,300	$ 48,712